UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: March 31, 2003



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         May 14, 2003
-------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total(thousands): 51,190

List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
00724F101    ADOBE SYSTEMS INC                 COMMON STOCK           35,000         1,079.   SOLE         N/A        35,000
00845V100    AGERE SYSTEMS INC                 COMMON STOCK          825,000         1,320.   SOLE         N/A       825,000
02649V104    AMERICAN HEALTHWAYS INC           COMMON STOCK           36,450           693.   SOLE         N/A        36,450
037411105    APACHE CORP                       COMMON STOCK            8,000           494.   SOLE         N/A         8,000
086516101    BEST BUY COMPANY INC              COMMON STOCK           50,000         1,349.   SOLE         N/A        50,000
171779101    CIENA CORPORATION                 COMMON STOCK          280,800         1,227.   SOLE         N/A       280,800
192479103    COHERENT INC                      COMMON STOCK          253,480         4,753.   SOLE         N/A       253,480
20030N101    COMCAST CORPORATION               COMMON STOCK           20,000           572.   SOLE         N/A        20,000
375766102    GILLETTE CO                       COMMON STOCK           10,000           309.   SOLE         N/A        10,000
413160102    HARMONIC INC                      COMMON STOCK           92,000           306.   SOLE         N/A        92,000
451906101    IDENTIX INC                       COMMON STOCK          204,588           921.   SOLE         N/A       204,588
45245E109    IMAX CORPORATION                  COMMON STOCK           81,200           397.   SOLE         N/A        81,200
462030305    IOMEGA CORPORATION                COMMON STOCK          144,100         1,600.   SOLE         N/A       144,100
46625H100    JP MORGAAN CHASE & CO             COMMON STOCK           30,000           711.   SOLE         N/A        30,000
52886P104    LEXAR MEDIA INC                   COMMON STOCK        1,000,000         3,280.   SOLE         N/A     1,000,000
57383M108    MARVEL ENTERPRISES INC            COMMON STOCK           10,000           138.   SOLE         N/A        10,000
580031201    MCDATA CORP A SHARES              COMMON STOCK          150,000         1,289.   SOLE         N/A       150,000
581243102    MCK COMMUNICATIONS                COMMON STOCK        2,070,450         2,981.   SOLE         N/A     2,070,450
594918104    MICROSOFT CORPORATION             COMMON STOCK           25,000           605    SOLE         N/A        25,000
631100104    NASDAQ 100 SHARES                 COMMON STOCK          350,000         8,838.   SOLE         N/A       350,000
651824104    NEWPORT CORPORATION               COMMON STOCK           53,800           635    SOLE         N/A        53,800
756577102    RED HAT INC                       COMMON STOCK           89,800           488    SOLE         N/A        89,800
78462F103    S&P 500 DEPOSITORY RECEIPT        COMMON STOCK           30,000          2542    SOLE         N/A        30,000
811699107    SEACHANGE INTERNATIONAL INC       COMMON STOCK          105,093           760    SOLE         N/A       105,093
816636203    SEMICONDUCTOR HOLDERS TRUST       COMMON STOCK           50,000          1155    SOLE         N/A        50,000
83404B103    SOFTWARE HOLDERS TRUST            COMMON STOCK           55,000          1398    SOLE         N/A        55,000
835460106    SONIC SOLUTIONS                   COMMON STOCK          363,270          2071    SOLE         N/A       363,270
871206108    SYCAMORE NETWORKS INC             COMMON STOCK          332,000          1013    SOLE         N/A       332,000
87426R202    TALK AMERICA HOLDINGS INC         COMMON STOCK          374,188          2712    SOLE         N/A       374,188
887319101    TIME WARNER TELECOM CL A          COMMON STOCK          262,800           851    SOLE         N/A       262,800
888266103    TITAN CORP                        COMMON STOCK          375,000          2794    SOLE         N/A       375,000
91913Y100    VALERO ENERGY CORPORATION         COMMON STOCK           25,000          1035    SOLE         N/A        25,000
92343E102    VERISIGN INC                      COMMON STOCK          100,000           874    SOLE         N/A       100,000
98157D304    WORLDCOM INC - MCI GROUP          COMMON STOCK              306                  SOLE         N/A           306